Other Receivables (Details) - Schedule of other receivables ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of other receivables [Abstract]
Government authorities	₪ 229	$ 71	₪ 349
Prepaid expenses and other	975	304	307
Total	₪ 1,204	$ 375	₪ 656